Label	Element	Value
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long term capital appreciation with preservation of capital as an important intermediate-term objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective primarily by investing approximately 95% of its assets in a combination of three underlying funds:

Fund	Target Allocation
AZL T. Rowe Price Capital Appreciation Fund	50%
AZL S&P 500 Index Fund	27%
AZL Enhanced Bond Index Fund	18%

In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

These target allocations represent the Fund’s long-term strategic asset allocation, which is not expected to change under normal market conditions. The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the underlying fund target allocations using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund to the target allocations. Generally, the actual allocations will not be more than 10% above or below the targets.

The “Plus” within the Fund's name refers to the combination of the underlying AZL T. Rowe Price Capital Appreciation Fund with complementary exposure to the two underlying index funds that seeks to provide the Fund with a broad and diverse exposure across both equity and fixed income markets.

The AZL T. Rowe Price Capital Appreciation Fund, which is subadvised by T. Rowe Price Associates, Inc., and sub-subadvised by T. Rowe Price Investment Management, Inc. (together, the “Subadviser”), seeks long term capital appreciation with preservation of capital as an important intermediate-term objective. The underlying fund normally invests at least 50% of its total assets in stocks. The remaining assets are generally invested in convertible securities, corporate and government debt, mortgage- and asset-backed securities, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders). The fund may invest up to 25% of its total assets in foreign securities.

The AZL S&P 500 Index Fund, which is subadvised by BlackRock Investment Management, LLC, seeks to match the total return of the Standard & Poor’s 500 Index. Under normal circumstances, it invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.

The AZL Enhanced Bond Index Fund, which is subadvised by BlackRock Financial Management, Inc., seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The subadviser of the AZL Enhanced Bond Index Fund uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, involves a quantitative analysis and seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures are intended to provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.

Due to market conditions or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher than the threshold volatility level. The Fund’s threshold volatility level is not a total return performance target. It is possible for the Fund to maintain its volatility at or under its threshold volatility level while having negative performance returns.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Prior to October 14, 2016, the Fund was managed pursuant to different investment strategies and known as the AZL MVP T. Rowe Price Capital Appreciation Fund. Consequently, the performance information shown below for periods prior to October 14, 2016, reflects the Fund’s prior investment strategies and not its current investment strategies.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and ten years compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance also is compared to the Bloomberg U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to the Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2019)	9.20%
Lowest (Q2, 2022)	-9.67%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Allocation Risk – The Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds, may cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations under normal market conditions, the Fund may underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations to underlying funds.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Futures Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.  The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a fund could lose more than the principal amount invested.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Volatility Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Volatility Risk – Although the Fund’s investment strategy seeks not to exceed a specific volatility level, certain of the Fund’s investments may appreciate or decrease significantly in value over short periods of time, which may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s volatility strategy may not produce the desired result and there can be no guarantee that the Fund will maintain volatility at or below its threshold volatility level. Additionally, maintenance of the volatility level will not ensure that the Fund will deliver competitive returns. The use of derivatives in connection with the Fund’s volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed to if it had only invested directly in equity and/or fixed income securities. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process. The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Quantitative Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. A quantitative model can be adversely affected by errors or imperfections in the factors or the data on which evaluations are based, or by technical issues with construction or implementation of the model, which in any case may result in a failure of the portfolio to perform as expected or a failure to identify securities that will perform well in the future. Successful operation of a quantitative model is also reliant upon the information technology systems of the Manager or Subadviser, as applicable, and its ability to ensure those systems remain operational and that appropriate disaster recovery procedures are in place. There can be no assurance that the Manager or Subadviser will be successful in maintaining effective and operational trading models and the related hardware and software systems.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Fund of Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further, due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably. The value of a security or other asset may fluctuate significantly due to factors such as changes in general market conditions, including economic, political, and financial conditions, widespread disease or other public health issues, war, military conflict, acts of terrorism, adverse investor sentiment, or instability or other disruptive events in the local, regional or global markets. Certain changes in the U.S. economy, such as a decrease in imports or exports, changes in trade regulations, inflation and/or economic recession, may have an adverse effect on the value of the Fund’s securities.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security. Further, the value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk – If an underlying fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Index Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Index Fund Risk – Certain of the underlying funds do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk – Emerging markets may have less developed or more volatile trading markets and greater likelihood of government restrictions, nationalization, or confiscation than developed countries. Companies in emerging market countries may have less developed legal and accounting systems and generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable which can impede a fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, investments in emerging markets securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Income Risk – Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Falling interest rates may cause a fund’s income to decline.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Technology Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Technology Sector Risk – Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Value Stocks Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Value Stocks Risk – Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the fund to at times underperform equity funds that use other investment strategies. Value stocks can react differently to political, economic, and industry developments than the market as a whole and other types of stocks. If the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. Value stocks also may underperform the market for long periods of time.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Capitalization Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Focused Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Focused Investments Risk – Investing in a relatively small number of issuers, industries, or regions involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of a fund’s portfolio.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Bank Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Bank Loan Risk – To the extent a fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt securities. A fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower, and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Convertible Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Convertible Securities Risk – The value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk – Debt securities held by a fund may decline in value due to rising interest rates. Macroeconomic factors, such as inflationary trends, can heighten interest rate risk.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Call Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Extension Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated. Periods of low relative interest rates or inflationary trends may increase the risks associated with rising interest rates.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | When Issued Delayed Delivery Securities And Forward Commitments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

When-Issued, Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities at an established price with payment and delivery taking place in the future. When-issued and delayed delivery transactions subject a fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on a fund because the fund commits to purchase securities that it does not have to pay for until a later date, which increases the fund’s overall investment exposure and, as a result, its volatility.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Security Quality Risk Also Known As High Yield Risk Or Junk Bond Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Security Quality Risk (also known as “High Yield Risk” or “Junk Bond Risk”) A fund may invest in high yield, high risk debt securities, which may be subject to higher levels of credit and liquidity risk than higher quality debt securities.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Treasury Obligations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a fund. Because U.S. Treasury obligations trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, changes in the credit rating or financial condition of the U.S. government may cause the value of U.S. Treasury Obligations to decline. Although a fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the fund.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | U.S. Government Obligations Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

U.S. Government Obligations Risk – Certain securities in which a fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Financial Markets Regulatory Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Financial Markets Regulatory Risk - Policy changes by the U.S. government or its regulatory agencies and other governmental actions and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact a fund, including by adversely impacting the fund's operations, universe of potential investment options, and return potential.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, reduced liquidity, and differences in social and economic developments or policies.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Sovereign Debt Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Currency Risk [Member]
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Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to a fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk – Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Swaps Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Swaps Risk – A swap is a two-party contract that generally obligates each counterparty to exchange periodic payments based on a pre-determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Options Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Options Risk – To the extent a fund uses options, it is exposed to additional volatility and potential losses. Writing call options exposes a fund to the risk that the underlying security may not move in the direction anticipated by the portfolio manager, requiring the fund to buy or sell the security at a price that is disadvantageous to the fund.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Leveraging Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Leveraging Risk – Certain underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of a fund’s portfolio securities.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Liquidity Risk [Member]
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Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund’s returns. Liquid securities can become illiquid during periods of market stress. If a significant amount of the fund’s securities become illiquid, the fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Related and Other Asset-Backed Securities Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Repurchase Agreements and Purchase and Sale Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the fund may lose money.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Privately Placed, Rule 144A and Other Exempt Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Privately Placed, Rule 144A and Other Exempt Securities Risk – Certain underlying funds may invest in privately placed securities, which are subject to resale restrictions. The market for Rule 144A and other securities exempt from certain registration requirements may be less active than the market for publicly-traded securities. Rule 144A and other exempt securities carry the risk that their liquidity may become impaired and a fund may be unable to dispose of the securities at a desirable time or price.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk – Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Collateralized Debt Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Collateralized Debt Obligations Risk – In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations, including CLOs, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

AZL MVP T. Rowe Price Capital Appreciation Plus Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
5 Years	rr_AverageAnnualReturnYear05	14.53%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.10%	[1]
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.33%)	[1]
10 Years	rr_AverageAnnualReturnYear10	1.35%	[1]
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | Moderate Composite Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	8.80%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.57%	[1]
AZL MVP T. Rowe Price Capital Appreciation Plus Fund | AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2015	rr_AnnualReturn2015	4.15%
Annual Return 2016	rr_AnnualReturn2016	7.62%
Annual Return 2017	rr_AnnualReturn2017	14.21%
Annual Return 2018	rr_AnnualReturn2018	(1.67%)
Annual Return 2019	rr_AnnualReturn2019	21.39%
Annual Return 2020	rr_AnnualReturn2020	8.02%
Annual Return 2021	rr_AnnualReturn2021	17.04%
Annual Return 2022	rr_AnnualReturn2022	(13.71%)
Annual Return 2023	rr_AnnualReturn2023	17.36%
Annual Return 2024	rr_AnnualReturn2024	13.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest (Q1, 2019)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest (Q2, 2022)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.67%)
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	7.71%
10 Years	rr_AverageAnnualReturnYear10	8.28%

[1]	Reflects no deduction for fees, expenses, or taxes.
[2]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.